Borrowings - Post-Swap Borrowing (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Borrowings
Fixed-rate debt, Amount	$ 43,898	$ 49,976
Floating-rate debt, Amount	7,042	1,705
Total	$ 50,940	$ 51,681
Fixed-rate debt, Weighted-average Interest Rate (as a percent)	2.70%	2.80%
Floating-rate debt, Weighted-average Interest Rate (as a percent)	5.90%	2.60%
Interest rate swaps
Borrowings
Notional amount	$ 6,525	$ 425